Interest Bearing Financial Liabilities - Summary of Obtained Loans Extended And/Or Guaranteed by Export Credit Agencies (Detail) ₱ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 PHP (₱)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 PHP (₱)	Dec. 31, 2020 USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	₱ 252,557		₱ 222,765
Corporate Notes [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts			3,854
Loan Agreement Date September 19, 2012 [Member] | PLDT [Member] | Corporate Notes [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 8,800
Issuance Date	September 19, 2012
Outstanding Amounts			3,560
Dates Drawn	September 21, 2012
Facility Agent	Metrobank
Installments	Series A: 1% annual amortization on the first up to sixth-year, with the balance payable on September 21, 2019;
Prepayments Amount	₱ 2,055
Prepayments Date	June 21, 2013
Loan Agreement Date September 19, 2012 [Member] | PLDT [Member] | Corporate Notes [Member] | Philippine Peso Debts [Member] | Series A 1 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 4,610
Prepayments Amount	₱ 2,741
Prepayments Date	September 23, 2019
Loan Agreement Date September 19, 2012 [Member] | PLDT [Member] | Corporate Notes [Member] | Philippine Peso Debts [Member] | Series A 2 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Prepayments Amount	₱ 3,521
Prepayments Date	December 21, 2021
Loan Agreement Date September 19, 2012 [Member] | PLDT [Member] | Corporate Notes [Member] | Philippine Peso Debts [Member] | Series B 1 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 4,190
Installments	Series B: 1% annual amortization on the first up to ninth-year, with the balance payable on September 21, 2022
Loan Agreement Date November 20, 2012 [Member] | PLDT [Member] | Corporate Notes [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 6,200
Issuance Date	November 20, 2012
Dates Drawn	November 22, 2012
Facility Agent	BDO
Installments	Series A: Annual amortization rate of 1% of the issue price on the first-year up to the sixth-year from issue date and the balance payable upon maturity on November 22, 2019
Prepayments Amount	₱ 3,549
Prepayments Date	February 22, 2019
Loan Agreement Date November 20, 2012 [Member] | PLDT [Member] | Corporate Notes [Member] | Philippine Peso Debts [Member] | Series A 1 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,775
Loan Agreement Date November 20, 2012 [Member] | PLDT [Member] | Corporate Notes [Member] | Philippine Peso Debts [Member] | Series B 1 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,425
Installments	Series B: Annual amortization rate of 1% of the issue price on the first-year up to the ninth-year from issue date and the balance payable upon maturity on November 22, 2022
Prepayments Amount	₱ 2,255
Prepayments Date	November 23, 2020
Loan Agreement Date June 14, 2013 [Member] | PLDT [Member] | Corporate Notes [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,055
Issuance Date	June 14, 2013
Outstanding Amounts			294
Dates Drawn	June 21, 2013
Facility Agent	Metrobank
Installments	Series A: Annual amortization rate of 1% of the issue price up to the fifth-year and the balance payable upon maturity on September 21, 2019
Prepayments Amount	₱ 1,644
Prepayments Date	September 23, 2019
Loan Agreement Date June 14, 2013 [Member] | PLDT [Member] | Corporate Notes [Member] | Philippine Peso Debts [Member] | Series A 1 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 1,735
Prepayments Amount	₱ 291
Prepayments Date	December 21, 2021
Loan Agreement Date June 14, 2013 [Member] | PLDT [Member] | Corporate Notes [Member] | Philippine Peso Debts [Member] | Series B 1 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 320
Installments	Series B: Annual amortization rate of 1% of the issue price up to the eighth-year and the balance payable upon maturity on September 21, 2022
Loan Agreement Date January 22, 2014 [Member] | Fixed Rate Retail Bonds [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 15,000
Issuance Date	January 22, 2014
Outstanding Amounts	₱ 2,594		14,989
Dates Drawn	February 6, 2014
Facility Agent	Philippine Depositary Trust Corp.
Installments	Php12.4B – non-amortizing, payable in full upon maturity on February 6, 2021; Php2.6B – non-amortizing payable in full on February 6, 2024
Prepayments Amount	₱ 12,400
Prepayments Date	February 8, 2021
Loan agreement date July 1, 2016 [Member] | PLDT [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,000
Issuance Date	July 1, 2016
Paid in full on	0
Outstanding Amounts	₱ 2,872		2,900
Lender(s)	Metrobank
Dates Drawn	February 20, 2017
Drawn	₱ 3,000
Terms	Annual amortization rate of 1% on the first-year up to the ninth-year from initial drawdown date and the balance payable upon maturity on February 22, 2027
Loan agreement date September 20, 2016 [Member] | Smart [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Dates Drawn	November 21, 2016
Fixed Rate Notes [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	₱ 29,971	$ 588	28,179	$ 587
Fixed Rate Notes [Member] | June 23, 2020 [Member] | PLDT [Member] | Maturity on January 23, 2031 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $		300
Issuance Date	June 23, 2020
Trustee	The Bank of New York Mellon, London Branch
Terms	Non-amortizing, payable in full upon maturity on January 23, 2031
Repurchase Amount	0
Paid in full on	0
Outstanding Amounts	₱ 15,017	295	14,110	294
Fixed Rate Notes [Member] | June 23, 2020 [Member] | PLDT [Member] | Maturity on June 23, 2050 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $		300
Issuance Date	June 23, 2020
Trustee	The Bank of New York Mellon, London Branch
Terms	Non-amortizing, payable in full upon maturity on June 23, 2050
Repurchase Amount	0
Paid in full on	0
Outstanding Amounts	₱ 14,954	293	14,069	293
Term Loans [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	13,426
Term Loans [Member] | Others [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	764	15	2,157	45
Term Loans [Member] | Others Two [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	1,500		1,500
Term Loans [Member] | Others Two [Member] | U S Dollar Debts
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	9,704	190	10,536	219
Term Loans [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	1,900		1,920
Term Loans [Member] | Others Three [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	12,655		12,850
Term Loans [Member] | Others Four [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	26,830		27,754
Term Loans [Member] | Others Five [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	28,256		28,854
Term Loans [Member] | Others Six [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	11,479		11,630
Term Loans [Member] | Other seven [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	9,236		10,745
Term Loans [Member] | Others Eight [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	22,707		23,189
Term Loans [Member] | Others Nine [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	22,783		23,260
Term Loans [Member] | Others Ten [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	21,002		21,348
Term Loans [Member] | Others Eleven [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	19,874
Term Loans [Member] | Others Twelve [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	17,876
Term Loans [Member] | Others Thirteen [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Outstanding Amounts	₱ 209,524		163,050
Term Loans [Member] | Loan agreement date August 5, 2014 [Member] | PLDT [Member] | Others [Member] | U S Dollar Debts
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $		100
Issuance Date	August 5, 2014
Terms	Annual amortization rate of 1% of the issue price on the first-year up to the fifth-year from the initial drawdown date, with final installment on August 11, 2020
Lender(s)	Philippine National Bank, or PNB
Dates Drawn	Various dates in 2014
Drawn	₱ 100
Dates Drawn	August 11, 2020
Term Loans [Member] | Loan agreement date August 29, 2014 [Member] | PLDT [Member] | Others [Member] | U S Dollar Debts
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $		50
Issuance Date	August 29, 2014
Terms	Annual amortization rate of 1% of the issue price payable semi-annually starting on the first-year up to the fifth-year anniversary of from the initial drawdown date and the balance payable upon maturity on September 2, 2020
Lender(s)	Metrobank
Dates Drawn	September 2, 2014
Drawn	₱ 50
Dates Drawn	September 2, 2020
Term Loans [Member] | Loan agreement date August 29, 2014 [Member] | PLDT [Member] | Others Two [Member] | U S Dollar Debts | Costs [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $		25
Issuance Date	January 31, 2017
Terms	Non-amortizing, payable uponmaturity on March 27, 2024
Paid in full on	0
Outstanding Amounts	₱ 1,271	25	1,195	25
Lender(s)	NTT TC Leasing(1)
Dates Drawn	March 30, 2017
Drawn | $		25
Term Loans [Member] | Loan agreement date February 26, 2015 [Member] | PLDT [Member] | Others [Member] | U S Dollar Debts
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $		200
Term Loans [Member] | Loan agreement date February 26, 2015 [Member] | PLDT [Member] | Others [Member] | U S Dollar Debts | Tranche A [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $		150
Issuance Date	February 26, 2015
Terms	Commencing 36 months after loan date, with semi-annual amortization of 23.75% of the loan amount on the first and second repayment dates and seven semi-annual amortizations of 7.5% starting on the third repayment date, with final installment on February 25, 2022
Outstanding Amounts	₱ 764	15	2,157	45
Lender(s)	MUFG Bank, Ltd.
Dates Drawn	Various dates in 2015
Drawn	₱ 200
Dates Drawn	February 24, 2022
Term Loans [Member] | Loan agreement date February 26, 2015 [Member] | PLDT [Member] | Others [Member] | U S Dollar Debts | Tranche B [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $		50
Term Loans [Member] | Loan agreement date March 4, 2015 [Member] | Smart [Member] | Others [Member] | U S Dollar Debts
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $		200
Issuance Date	March 4, 2015
Terms	9 equal semi-annual installments commencing on the date which falls 12 months after the loan date, with final installment on March 4, 2020
Lender(s)	Mizuho Bank Ltd.
Dates Drawn	Various dates in 2015
Drawn	₱ 200
Dates Drawn	March 4, 2020
Term Loans [Member] | Loan agreement date December 7, 2015 [Member] | Smart [Member] | Others Two [Member] | U S Dollar Debts | Costs [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $		100
Issuance Date	December 7, 2015
Terms	13 equal semi-annual installments commencing on the date which falls 12 months after the loan date, with final installment on December 7, 2022
Paid in full on	0
Outstanding Amounts	₱ 781	15	1,469	30
Lender(s)	Mizuho Bank Ltd.
Dates Drawn	Various dates in 2016
Drawn | $		100
Term Loans [Member] | Loan agreement date March 22, 2016 [Member] | PLDT [Member] | Others Two [Member] | U S Dollar Debts | Costs [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $		25
Issuance Date	March 22, 2016
Terms	Non-amortizing, payable uponmaturity on March 30, 2023
Paid in full on	0
Outstanding Amounts	₱ 1,272	25	1,197	25
Lender(s)	NTT TC Leasing Co., Ltd., or NTT TC Leasing(1)
Dates Drawn	March 30, 2016
Drawn | $		25
Term Loans [Member] | Loan agreement date March 4, 2020 [Member] | Smart [Member] | Others Two [Member] | U S Dollar Debts | Costs [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount | $		140
Issuance Date	March 4, 2020
Terms	Quarterly amortization rates equivalent to: (a) 2.5% of the total amount drawn payable on the first interest payment date up to the 28th interest payment date; (b) 5% of the total amount drawn payable on the 29th interest payment date up to the 32nd interest payment date; and (3) 2.5% of the total amount drawn payable on the 37th interest payment date up to maturity on December 13, 2030
Paid in full on	0
Outstanding Amounts	₱ 6,380	125	6,675	$ 139
Lender(s)	PNB
Dates Drawn	December 14, 2020
Drawn | $		$ 140
Term Loans [Member] | Loan agreement date March 20,2012 [Member] | PLDT [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,000
Issuance Date	March 20, 2012
Paid in full on	January 12, 2022
Outstanding Amounts	₱ 1,900		1,920
Lender(s)	RCBC
Dates Drawn	April 12, 2012
Drawn	₱ 2,000
Terms	Annual amortization rate of 1% on the fifth-year up to the ninth-year from the initial drawdown date and the balance payable upon maturity on April 12, 2022
Term Loans [Member] | Loan agreement date September 3,2012 [Member] | PLDT [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 1,000
Issuance Date	September 3, 2012
Paid in full on	January 13, 2020
Lender(s)	Union Bank of the Philippines, or Union Bank
Dates Drawn	January 11, 2013
Drawn	₱ 1,000
Terms	Annual amortization rate of 1% on the first-year up to the sixth-year from the initial drawdown date and the balance payable upon maturity on January 13, 2020
Term Loans [Member] | Loan agreement date October 11, 2012 [Member] | PLDT [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 1,000
Issuance Date	October 11, 2012
Paid in full on	December 3, 2020
Lender(s)	AIA Philippines Life and General Company, or AIA Life, formerly Philippine American Life and General Insurance Company
Dates Drawn	December 3, 2012
Drawn	₱ 1,000
Terms	Payable in full upon maturity on December 5, 2022
Term Loans [Member] | Loan agreement date November 13, 2013 [Member] | PLDT [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,000
Issuance Date	November 13, 2013
Paid in full on	August 24, 2020
Lender(s)	Bank of the Philippine Islands, or BPI
Dates Drawn	Various dates in 2013-2014
Drawn	₱ 2,000
Terms	Annual amortization rate of 1% on the first-year up to the sixth-year from the initial drawdown and the balance payable upon maturity on November 22, 2020
Term Loans [Member] | Loan agreement date November 25 ,2013 [Member] | Smart [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,000
Issuance Date	November 25, 2013
Paid in full on	September 29, 2020
Lender(s)	Metrobank
Dates Drawn	November 29, 2013
Drawn	₱ 3,000
Terms	Annual amortization rate of 10% of the total amount drawn for six-years and the final installment is payable upon maturity on November 27, 2020
Term Loans [Member] | Loan agreement date December 3, 2013 [Member] | Smart [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,000
Issuance Date	December 3, 2013
Paid in full on	October 9, 2020
Lender(s)	BPI
Dates Drawn	December 10, 2013
Drawn	₱ 3,000
Terms	Annual amortization rate of 1% of the total amount drawn for the first six-years and the final installment is payable upon maturity on December 10, 2020
Term Loans [Member] | Loan agreement date January 29, 2014 [Member] | Smart [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,000
Issuance Date	January 29, 2014
Paid in full on	November 18, 2020
Lender(s)	LBP
Dates Drawn	February 5, 2014
Drawn	₱ 3,000
Terms	Annual amortization rate of 1% of the principal amount on the first-year up to the sixth-year commencing on the first-year anniversary of the initial drawdown and the balance payable upon maturity on February 5, 2021
Term Loans [Member] | February Three Two Thousand Fourteen | Smart [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 500
Issuance Date	February 3, 2014
Paid in full on	November 18, 2020
Lender(s)	LBP
Dates Drawn	February 7, 2014
Drawn	₱ 500
Terms	Annual amortization rate of 1% of the principal amount on the first-year up to the sixth-year commencing on the first-year anniversary of the initial drawdown and the balance payable upon maturity on February 5, 2021
Term Loans [Member] | Loan agreement date March 26, 2014 [Member] | Smart [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,000
Issuance Date	March 26, 2014
Paid in full on	October 30, 2020
Lender(s)	Union Bank
Dates Drawn	March 28, 2014
Drawn	₱ 2,000
Terms	Annual amortization rate of 1% of the principal amount on the first-year up to the sixth-year commencing on the first-year anniversary of the initial drawdown and the balance payable upon maturity on March 29, 2021
Term Loans [Member] | Loan agreement date April 2, 2014 [Member] | PLDT [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 1,500
Issuance Date	April 2, 2014
Paid in full on	January 31, 2022
Outstanding Amounts	₱ 1,500		1,500
Lender(s)	AIA Life
Dates Drawn	April 4, 2014
Drawn	₱ 1,500
Terms	Payable in full upon maturity on April 4, 2024
Term Loans [Member] | Loan agreement date April 2, 2014 [Member] | Smart [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 500
Issuance Date	April 2, 2014
Paid in full on	October 30, 2020
Lender(s)	BDO
Dates Drawn	April 4, 2014
Drawn	₱ 500
Terms	Annual amortization rate of 1% of the principal amount on the first-year up to the sixth-year commencing on the first-year anniversary of the initial drawdown and the balance payable upon maturity on April 2, 2021
Term Loans [Member] | Loan agreement date May 23, 2014 [Member] | PLDT [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 1,000
Issuance Date	May 23, 2014
Terms	May 28, 2014
Paid in full on	February 28, 2022
Outstanding Amounts	₱ 1,000		1,000
Lender(s)	AIA Life
Drawn	₱ 1,000
Terms	Payable in full upon maturity on May 28, 2024
Term Loans [Member] | Loan agreement date June 9, 2014 [Member] | PLDT [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 1,000
Issuance Date	June 9, 2014
Terms	June 13, 2014
Paid in full on	0
Outstanding Amounts	₱ 930		940
Lender(s)	LBP
Drawn	₱ 1,000
Terms	Annual amortization rate of 1% on the first-year up to the ninth-year from initial drawdown date and the balance payable upon maturity on June 13, 2024
Term Loans [Member] | Loan agreement date July 28, 2014 [Member] | PLDT [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 1,500
Issuance Date	July 28, 2014
Terms	July 31, 2014
Paid in full on	0
Outstanding Amounts	₱ 1,395		1,410
Lender(s)	Union Bank
Drawn	₱ 1,500
Terms	Annual amortization rate of 1% on the first-year up to the ninth-year from initial drawdown date and the balance payable upon maturity on July 31, 2024
Term Loans [Member] | Loan agreement date February 25, 2015 [Member] | PLDT [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,000
Issuance Date	February 25, 2015
Terms	March 24, 2015
Paid in full on	0
Outstanding Amounts	₱ 1,810		1,900
Lender(s)	BPI
Drawn	₱ 2,000
Terms	Annual amortization rate of 1% on the first-year up to the ninth-year from initial drawdown date and the balance payable upon maturity on March 24, 2025
Term Loans [Member] | Loan agreement date June 26, 2015 [Member] | PLDT [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,000
Issuance Date	June 26, 2015
Terms	June 30, 2015
Paid in full on	0
Outstanding Amounts	₱ 2,820		2,850
Lender(s)	BPI
Drawn	₱ 3,000
Terms	Annual amortization rate of 1% on the first-year up to the ninth-year from initial drawdown date and the balance payable upon maturity on June 30, 2025
Term Loans [Member] | Loan agreement date August 25, 2015 [Member] | PLDT [Member] | Unsecured Term Loans [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 5,000
Issuance Date	August 3, 2015
Terms	Various dates in 2015
Paid in full on	0
Outstanding Amounts	₱ 4,700		4,750
Lender(s)	Metrobank
Drawn	₱ 5,000
Terms	Annual amortization rate of 1% on the first-year up to the ninth-year from initial drawdown date and the balance payable upon maturity on September 23, 2025
Term Loans [Member] | Loan agreement date August 11, 2015 [Member] | Smart [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 5,000
Issuance Date	August 11, 2015
Paid in full on	0
Outstanding Amounts	₱ 4,690		4,737
Lender(s)	Metrobank
Dates Drawn	September 1, 2015
Drawn	₱ 5,000
Terms	Annual amortization rate of 1% of the principal amount on the first-year up to the ninth-year commencing on the first-year anniversary of the initial drawdown date and the balance payable upon maturity on September 1, 2025
Term Loans [Member] | Loan agreement date December 11, 2015 [Member] | Smart [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 5,000
Issuance Date	December 11, 2015
Paid in full on	0
Outstanding Amounts	₱ 4,689		4,736
Lender(s)	BPI
Dates Drawn	December 21, 2015
Drawn	₱ 5,000
Terms	Annual amortization rate of 1% of the principal amount on the first-year up to the ninth-year commencing on the first-year anniversary of the initial drawdown date and the balance payable upon maturity on December 21, 2025
Term Loans [Member] | Loan agreement date December 16, 2015 [Member] | Smart [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 5,000
Issuance Date	December 16, 2015
Paid in full on	0
Outstanding Amounts	₱ 4,688		4,736
Lender(s)	Metrobank
Dates Drawn	December 28, 2015
Drawn	₱ 5,000
Terms	Annual amortization rate of 1% of the principal amount up to the tenth-year commencing on the first-year anniversary of the initial drawdown and the balance payable upon maturity on June 29, 2026
Term Loans [Member] | Loan agreement date December 18, 2015 [Member] | Smart [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 7,000
Issuance Date	December 18, 2015
Paid in full on	0
Outstanding Amounts	₱ 4,199		4,897
Lender(s)	China Banking Corporation, or CBC
Dates Drawn	December 28, 2015
Drawn	₱ 7,000
Terms	Annual amortization rate of 1% of the principal amount on the third-year up to the sixth-year from the initial drawdown date, with balance payable upon maturity on December 28, 2022
Dates Drawn	February 24,2016
Term Loans [Member] | Loan agreement date July 1, 2016 [Member] | PLDT [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 6,000
Issuance Date	July 1, 2016
Paid in full on	0
Outstanding Amounts	₱ 5,692		5,748
Lender(s)	Metrobank
Dates Drawn	August 30, 2016
Drawn	₱ 6,000
Terms	Annual amortization rate of 1% on the first-year up to the sixth-year from initial drawdown date and the balance payable upon maturity on August 30, 2023
Dates Drawn	November 10, 2016
Term Loans [Member] | Loan agreement date July 14, 2016 [Member] | PLDT [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 8,000
Issuance Date	July 14, 2016
Paid in full on	0
Outstanding Amounts	₱ 7,338		7,495
Lender(s)	Security Bank
Dates Drawn	February 27, 2017
Drawn	₱ 8,000
Terms	Annual amortization rate of 1% of the total amount drawn payable semi-annually starting from the end of the first-year after the initial drawdown date until the ninth-year and the balance payable on maturity on March 1, 2027
Term Loans [Member] | Loan agreement date September 20, 2016 [Member] | PLDT [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 6,500
Issuance Date	September 20, 2016
Paid in full on	0
Outstanding Amounts	₱ 6,165		6,225
Lender(s)	BPI
Dates Drawn	November 2, 2016
Drawn	₱ 6,500
Terms	Annual amortization rate of 1% on the first- year up to the sixth-year from initial drawdown date and the balance payable upon maturity on November 2, 2023
Term Loans [Member] | Loan agreement date September 20, 2016 [Member] | PLDT [Member] | Unsecured Term Loans [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Dates Drawn	December 19, 2016
Term Loans [Member] | Loan agreement date September 28,2016 [Member] | Smart [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,000
Issuance Date	September 28, 2016
Paid in full on	0
Outstanding Amounts	₱ 2,850		2,880
Lender(s)	BDO
Dates Drawn	October 5, 2016
Drawn	₱ 3,000
Terms	Annual amortization rate of 1% of the principal amount on the first-year up to the ninth-year commencing on the first-year anniversary of the initial drawdown date and the balance payable upon maturity on October 5, 2026
Term Loans [Member] | Loan agreement date September 20, 2016 [Member] | Smart [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 5,400
Issuance Date	September 28, 2016
Paid in full on	0
Outstanding Amounts	₱ 5,126		5,178
Lender(s)	Union Bank
Dates Drawn	October 24, 2016
Drawn	₱ 5,400
Terms	Annual amortization rate of 1% of the principal amount on the first-year up to the sixth-year commencing on the first-year anniversary of the initial drawdown date and the balance payable upon maturity on October 24, 2023
Term Loans [Member] | Loan agreement date October 14,2016 [Member] | PLDT [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 5,300
Issuance Date	October 14, 2016
Paid in full on	0
Outstanding Amounts	₱ 5,027		5,076
Lender(s)	BPI
Dates Drawn	December 19, 2016
Drawn	₱ 5,300
Terms	Annual amortization rate of 1% on the first-year up to the sixth-year from initial drawdown date and the balance payable upon maturity on December 19, 2023
Term Loans [Member] | Loan agreement date October 27,2016 [Member] | Smart [Member] | Unsecured Term Loans [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,500
Issuance Date	October 27, 2016
Paid in full on	0
Outstanding Amounts	₱ 1,750		2,000
Lender(s)	CBC
Dates Drawn	December 8, 2016
Drawn	₱ 2,500
Terms	Annual amortization rate of 10% of the amount drawn starting on the third-year up to the sixth-year, with balance payable upon maturity on December 8, 2023
Term Loans [Member] | Loan agreement date October 28,2016 [Member] | Smart [Member] | Unsecured Term Loans [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 4,000
Issuance Date	October 28, 2016
Paid in full on	0
Outstanding Amounts	₱ 1,899		1,917
Lender(s)	Security Bank
Dates Drawn	April 5, 2017
Drawn	₱ 4,000
Terms	Semi-annual amortization rate of 1% of the total amount drawn from first-year up to the ninth-year and the balance payable upon maturity on April 5, 2027
Term Loans [Member] | Loan agreement date December 16,2016 [Member] | Smart [Member] | Unsecured Term Loans [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 1,000
Issuance Date	December 16, 2016
Paid in full on	0
Outstanding Amounts	₱ 925		970
Lender(s)	PNB
Dates Drawn	December 7, 2017
Drawn	₱ 1,000
Terms	Annual amortization rate of 1% of the amount drawn starting on the first anniversary of the advance up to the ninth anniversary of the advance and the balance payable upon maturity on December 7, 2027
Term Loans [Member] | Loan agreement date December 22,2016 [Member] | Smart [Member] | Unsecured Term Loans [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,000
Issuance Date	December 22, 2016
Paid in full on	0
Outstanding Amounts	₱ 1,940		1,960
Lender(s)	LBP
Dates Drawn	January 22, 2018
Drawn	₱ 2,000
Terms	Annual amortization rate of 1% of the amount drawn starting on the first anniversary of the advance up to the ninth anniversary of the advance and the balance payable upon maturity on January 21, 2028
Term Loans [Member] | Loan agreement date December 23,2016 [Member] | PLDT [Member] | Unsecured Term Loans [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,500
Issuance Date	December 23, 2016
Paid in full on	0
Outstanding Amounts	₱ 3,350		3,383
Lender(s)	LBP
Dates Drawn	April 5, 2017
Drawn	₱ 3,500
Terms	Annual amortization rate of 1% on the first-year up to the ninth-year after the drawdown date and the balance payable upon maturity on April 5, 2027
Term Loans [Member] | Loan agreement date April 18,2017 [Member] | Smart [Member] | Unsecured Term Loans [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 1,500
Issuance Date	April 18, 2017
Paid in full on	0
Outstanding Amounts	₱ 1,455		1,470
Lender(s)	PNB
Dates Drawn	January 3, 2018
Drawn	₱ 1,500
Terms	Annual amortization rate of 1% of the amount drawn starting on the first anniversary of the advance up to the sixth-year anniversary of the advance and the balance payable upon maturity on January 3, 2025
Term Loans [Member] | Loan agreement date May 24, 2017 [Member] | PLDT [Member] | Unsecured Term Loans [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,000
Issuance Date	May 24, 2017
Paid in full on	0
Outstanding Amounts	₱ 1,910		1,930
Lender(s)	Security Bank
Dates Drawn	May 29, 2017
Drawn	₱ 2,000
Terms	Semi-annual amortization rate of Php10 million starting on October 5, 2017 and every six months thereafter with the balance payable upon maturity on April 5, 2027
Term Loans [Member] | Loan agreement date July 5, 2017 [Member] | PLDT [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,500
Issuance Date	July 5, 2017
Paid in full on	0
Outstanding Amounts	₱ 3,360		3,395
Lender(s)	LBP
Dates Drawn	July 10, 2017
Drawn	₱ 3,500
Terms	Annual amortization rate of 1% on the first- year up to the ninth-year after the drawdown date and the balance payable upon maturity on July 12, 2027
Term Loans [Member] | Loan agreement date August 29, 2017 [Member] | PLDT [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 1,500
Issuance Date	August 29, 2017
Paid in full on	0
Outstanding Amounts	₱ 1,458		1,470
Lender(s)	LBP
Dates Drawn	April 2, 2018
Drawn	₱ 1,500
Terms	Annual amortization rate equivalent to 1% of the total loan payable on the first-year up to the ninth-year after the drawdown date and the balance payable upon maturity on April 3, 2028
Term Loans [Member] | Loan agreement date September 28, 2017 [Member] | Smart [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 1,000
Issuance Date	September 28, 2017
Paid in full on	December 10, 2021
Outstanding Amounts			980
Lender(s)	Union Bank
Dates Drawn	February 19, 2018
Drawn	₱ 1,000
Terms	Annual amortization rate of 1% of the amount drawn starting on the first-year anniversary of the advance up to the ninth- year anniversary of the advance and the balance payable upon maturity on February 21, 2028
Term Loans [Member] | Loan agreement date April 19,2018 [Member] | PLDT [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,000
Issuance Date	April 19, 2018
Paid in full on	0
Outstanding Amounts	₱ 1,767		1,960
Lender(s)	LBP
Dates Drawn	April 25, 2018
Drawn	₱ 2,000
Terms	Annual amortization rate equivalent to 1% of the total loan payable on the first-year up to the ninth-year after the drawdown date and the balance payable upon maturity on April 25, 2028
Term Loans [Member] | Loan agreement date April 20,2018 [Member] | PLDT [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 1,000
Issuance Date	April 20, 2018
Paid in full on	0
Outstanding Amounts	₱ 878		980
Lender(s)	LBP
Dates Drawn	May 3, 2018
Drawn	₱ 1,000
Terms	Annual amortization rate equivalent to 1% of the total loan payable on the first-year up to the ninth-year after the drawdown date and the balance payable upon maturity on May 3, 2028
Term Loans [Member] | Loan agreement date May 9,2018 [Member] | PLDT [Member] | Unsecured Term Loans [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,000
Issuance Date	May 9, 2018
Paid in full on	0
Outstanding Amounts	₱ 1,773		1,960
Lender(s)	BPI
Dates Drawn	May 10, 2018
Drawn	₱ 2,000
Terms	Annual amortization rate equivalent to 1% of the amount drawn starting on the first- year anniversary of the advance up to the ninth-year anniversary of the advance and the balance payable upon maturity on May 10, 2028
Term Loans [Member] | Loan agreement date May 25,2018 [Member] | Smart [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,000
Issuance Date	May 25, 2018
Paid in full on	0
Outstanding Amounts	₱ 1,933		1,951
Lender(s)	BPI
Dates Drawn	May 28, 2018
Drawn	₱ 2,000
Terms	Annual amortization rate equivalent to 1% of the amount drawn starting on the first- year anniversary of the advance up to the fifth-year anniversary of the advance and the balance payable upon maturity on May 28, 2024
Term Loans [Member] | Loan agreement date June 27,2018 [Member] | Smart [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 1,500
Issuance Date	June 27, 2018
Paid in full on	0
Outstanding Amounts	₱ 1,485		1,500
Lender(s)	Development Bank of the Philippines, or DBP
Dates Drawn	June 28, 2018
Drawn	₱ 1,500
Terms	Annual amortization rate equivalent to 1% of the amount drawn starting on the third- year anniversary of the advance up to the fifth-year anniversary of the advance and the balance payable upon maturity on June 28, 2024
Term Loans [Member] | Loan agreement date July 31,2018 [Member] | Smart [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,000
Issuance Date	July 31, 2018
Paid in full on	0
Outstanding Amounts	₱ 2,894		2,922
Lender(s)	BPI
Dates Drawn	August 10, 2018
Drawn	₱ 3,000
Terms	Annual amortization rate equivalent to 1% of the amount drawn starting on the first-year anniversary of the advance up to the ninth-year anniversary of the advance and the balance payable upon maturity on May 10, 2028
Term Loans [Member] | Loan agreement date January 11, 2019 [Member] | Smart [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 5,000
Issuance Date	January 11, 2019
Paid in full on	0
Outstanding Amounts	₱ 4,865		4,980
Lender(s)	DBP
Dates Drawn	May 6, 2019
Drawn	₱ 2,000
Terms	Annual amortization rate equivalent to 1% of the amount drawn starting on the third-year anniversary of the advance up to the ninth-year anniversary of the advance and the balance payable upon maturity on May 6, 2029
Dates Drawn	September 2, 2019
Drawn	₱ 3,000
Term Loans [Member] | Loan agreement date February 18, 2019 [Member] | PLDT [Member] | Unsecured Term Loan [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 8,000
Issuance Date	February 18, 2019
Paid in full on	0
Outstanding Amounts	₱ 7,822		7,900
Lender(s)	Union Bank
Dates Drawn	July 11, 2019
Drawn	₱ 3,000
Dates Drawn	September 6, 2019
Terms	Annual amortization rate equivalent to 1% of the amount drawn starting on the first-year anniversary up to the ninth-year anniversary of the initial drawdown date and the balance payable upon maturity on July 11, 2029
Dates Drawn	October 1, 2019
Dates Drawn	November 5, 2019
Drawn	₱ 2,000
Drawn	1,000
Drawn	2,000
Term Loans [Member] | Loan agreement date February 21, 2019 [Member] | Smart [Member] | Unsecured Term Loans [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 4,000
Issuance Date	February 21, 2019
Paid in full on	0
Outstanding Amounts	₱ 3,708		3,936
Lender(s)	PNB
Dates Drawn	March 11, 2019
Drawn	₱ 4,000
Terms	Annual amortization rate equivalent to 1% of the amount drawn starting on the first-year anniversary up to the seventh-year anniversary of the initial drawdown date and the balance payable upon maturity on March 11, 2027
Term Loans [Member] | Loan agreement date April 11, 2019 [Member] | PLDT [Member] | Unsecured Term Loans [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,000
Issuance Date	April 11, 2019
Paid in full on	0
Outstanding Amounts	₱ 1,949		1,968
Lender(s)	Bank of China (Hong Kong) Limited, Manila Branch
Dates Drawn	September 6, 2019
Drawn	₱ 2,000
Terms	Annual amortization rate equivalent to 1% of the amount of loan payable on the first-year anniversary up to the sixth-year anniversary of the initial drawdown date and the balance payable upon maturity on September 7, 2026
Term Loans [Member] | Loan agreement date July 1, 2019 [Member] | PLDT [Member] | Unsecured Term Loans [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,000
Issuance Date	July 1, 2019
Paid in full on	0
Outstanding Amounts	₱ 1,949		1,967
Lender(s)	PNB
Dates Drawn	September 6, 2019
Drawn	₱ 2,000
Terms	Annual amortization rate equivalent to 1% of the total amount drawn from the facility on the first-year anniversary up to the sixth-year anniversary of the initial drawdown date and the balance payable upon maturity on September 7, 2026
Term Loans [Member] | Loan agreement date September 25, 2019 [member] | Smart [Member] | Unsecured Term Loans [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 8,000
Issuance Date	September 25, 2019
Paid in full on	0
Outstanding Amounts	₱ 7,635		7,949
Lender(s)	CBC
Dates Drawn	October 2, 2019
Drawn	₱ 8,000
Terms	Annual amortization rate equivalent to 10% of the total amount drawn starting on the third-year anniversary up to the ninth-year anniversary of the initial drawdown date and the balance payable upon maturity on October 2, 2029
Term Loans [Member] | Loan agreement date December 9, 2019 [Member] | Smart [Member] | Unsecured Term Loans [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 4,000
Issuance Date	December 9, 2019
Paid in full on	0
Outstanding Amounts	₱ 3,975		3,973
Lender(s)	DBP
Dates Drawn	December 12, 2019
Drawn	₱ 4,000
Terms	Annual amortization rate equivalent to 1% of the total amount drawn starting on the third-year anniversary up to the ninth-year anniversary of the initial drawdown date and the balance payable upon maturity on December 12, 2029
Term Loans [Member] | Loan agreement date December 12, 2019 [Member] | PLDT [Member] | Unsecured Term Loans [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 4,500
Issuance Date	December 12, 2019
Paid in full on	0
Outstanding Amounts	₱ 4,382		4,424
Lender(s)	BPI
Dates Drawn	December 15, 2019
Drawn	₱ 4,500
Terms	Annual amortization rate equivalent to 1% of the advance on the first year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on December 18, 2029
Term Loans [Member] | Loan agreement date January 20, 2020 [Member] | Smart [Member] | Unsecured Term Loans [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,000
Issuance Date	January 20, 2020
Paid in full on	0
Outstanding Amounts	₱ 2,893		2,979
Lender(s)	BDO
Dates Drawn	January 24, 2020
Drawn	₱ 3,000
Terms	Annual amortization rate equivalent to 1% of the total amount drawn starting on the first-year anniversary up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on January 24, 2030
Term Loans [Member] | Loan agreement date January 29, 2020 [Member] | PLDT [Member] | Unsecured Term Loans [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 5,000
Issuance Date	January 29, 2020
Paid in full on	0
Outstanding Amounts	₱ 4,854		4,965
Lender(s)	BDO
Dates Drawn	January 31, 2020
Drawn	₱ 5,000
Terms	Annual amortization rate equivalent to 1% of the total amount drawn starting on the first-year anniversary up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on January 31, 2030
Term Loans [Member] | Loan agreement date March 24, 2020 [Member] | PLDT [Member] | Unsecured Term Loans [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 4,000
Issuance Date	March 24, 2020
Paid in full on	0
Outstanding Amounts	₱ 3,827		3,972
Lender(s)	RCBC
Dates Drawn	March 26, 2020
Drawn	₱ 4,000
Terms	Annual amortization rate equivalent to 1% of the advance starting on the first-year anniversary of the drawdown date and the balance payable upon maturity on March 27, 2028
Term Loans [Member] | Loan agreement date March 30, 2020 [Member] | PLDT [Member] | Unsecured Term Loans [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,500
Issuance Date	March 30, 2020
Paid in full on	0
Outstanding Amounts	₱ 2,488		2,484
Lender(s)	MUFG Bank, Ltd.
Dates Drawn	April 2, 2020
Drawn	₱ 2,500
Terms	Amortization rate equivalent to: (1) 20% of the amount drawn payable on the 30th, 48th, 54th and 72nd month from the drawdown date; (2) 0.50% of the amount drawn payable on the 36th, 42nd, 60th and 66th month from the drawdown date; and (3) 18% of the amount drawn payable upon maturity on October 2, 2026
Term Loans [Member] | Loan agreement date May 20, 2020 [Member] | PLDT [Member] | Unsecured Term Loans [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,000
Issuance Date	May 20, 2020
Paid in full on	0
Outstanding Amounts	₱ 2,951		2,979
Lender(s)	LBP
Dates Drawn	May 28, 2020
Drawn	₱ 3,000
Terms	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on May 28, 2030
Term Loans [Member] | Loan agreement date May 20, 2020 [Member] | Smart [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 4,000
Issuance Date	May 20, 2020
Paid in full on	0
Outstanding Amounts	₱ 3,933		3,970
Lender(s)	LBP
Dates Drawn	November 20, 2020
Drawn	₱ 4,000
Terms	Annual amortization rate equivalent to 1% of principal amount of the loan starting on the first-year up to the ninth-year anniversary of the initial advance and the balance payable upon maturity on November 20, 2030
Term Loans [Member] | Loan agreement date May 21, 2020 [Member] | PLDT [Member] | Unsecured Term Loans [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,000
Issuance Date	May 21, 2020
Paid in full on	0
Outstanding Amounts	₱ 2,949		₱ 2,978
Lender(s)	LBP
Dates Drawn	December 18, 2020
Drawn	₱ 3,000
Terms	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on December 18, 2030
Term Loans [Member] | Loan agreement date February 9, 2021 [Member] | PLDT [Member] | Maturity On February 16, 2032 [Member] | Unsecured Term Loans [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 5,000
Issuance Date	February 9, 2021
Paid in full on	0
Outstanding Amounts	₱ 4,965
Lender(s)	BPI
Dates Drawn	February 15, 2021
Drawn	₱ 5,000
Terms	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the tenth-year anniversary of the drawdown date and the balance payable upon maturity on February 16, 2032
Term Loans [Member] | Loan agreement date March 4, 2021 [Member] | Smart [Member] | Maturity On March 9, 2031 [Member] | Unsecured Term Loans [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,000
Issuance Date	March 4, 2021
Paid in full on	0
Outstanding Amounts	₱ 2,979
Lender(s)	LBP
Dates Drawn	March 9, 2021
Drawn	₱ 3,000
Terms	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on March 9, 2031
Term Loans [Member] | Loan agreement date March 5, 2021 [Member] | Smart [Member] | Maturity On May 25, 2031 [Member] | Unsecured Term Loans [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,000
Issuance Date	March 5, 2021
Paid in full on	0
Outstanding Amounts	₱ 2,979
Lender(s)	LBP
Dates Drawn	May 25, 2021
Drawn	₱ 3,000
Terms	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on May 25, 2031
Term Loans [Member] | Loan agreement date March 8, 2021 [Member] | Smart [Member] | Maturity On March 30, 2031 [Member] | Unsecured Term Loans [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 4,000
Issuance Date	March 8, 2021
Paid in full on	0
Outstanding Amounts	₱ 3,972
Lender(s)	LBP
Dates Drawn	March 30, 2021
Drawn	₱ 4,000
Terms	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on March 30, 2031
Term Loans [Member] | Loan agreement date March 31, 2021 [Member] | PLDT [Member] | Maturity On April 14, 2032 [Member] | Unsecured Term Loans [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,000
Issuance Date	March 31, 2021
Paid in full on	0
Outstanding Amounts	₱ 2,979
Lender(s)	BPI
Dates Drawn	April 14, 2021
Drawn	₱ 3,000
Terms	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the tenth-year anniversary of the drawdown date and the balance payable upon maturity on April 14, 2032
Term Loans [Member] | Loan agreement date March 31, 2021 [Member] | PLDT [Member] | Maturity On April 29, 2032 [Member] | Unsecured Term Loans [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,000
Issuance Date	March 31, 2021
Paid in full on	0
Outstanding Amounts	₱ 2,000
Lender(s)	BPI
Dates Drawn	April 29, 2021
Drawn	₱ 2,000
Terms	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the tenth-year anniversary of the drawdown date and the balance payable upon maturity on April 29, 2032
Term Loans [Member] | Loan agreement date April 14, 2021 [Member] | Smart [Member] | Maturity On June 8, 2032 [Member] | Unsecured Term Loans [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 4,000
Issuance Date	April 14, 2021
Paid in full on	0
Outstanding Amounts	₱ 3,971
Lender(s)	Metrobank
Dates Drawn	June 8, 2021
Drawn	₱ 4,000
Terms	Annual amortization rate equivalent to 1% of the advance starting on the second-year up to the tenth-year anniversary of the drawdown date and the balance payable upon maturity on June 8, 2032
Term Loans [Member] | Loan agreement date April 15, 2021 [Member] | Smart [Member] | Maturity On September 1, 2032 [Member] | Unsecured Term Loans [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,000
Issuance Date	April 15, 2021
Paid in full on	0
Outstanding Amounts	₱ 2,978
Lender(s)	Metrobank
Dates Drawn	September 1, 2021
Drawn	₱ 3,000
Terms	Annual amortization rate equivalent to 1% of the advance starting on the second-year up to the tenth-year anniversary of the drawdown date and the balance payable upon maturity on September 1, 2032
Term Loans [Member] | Loan agreement date April 30, 2021 [Member] | PLDT [Member] | Maturity On July 21, 2032 [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,000
Issuance Date	April 30, 2021
Paid in full on	0
Outstanding Amounts	₱ 2,978
Lender(s)	Metrobank
Dates Drawn	June 21, 2021
Drawn	₱ 3,000
Terms	Annual amortization rate equivalent to 1% of the advance starting on the second-year up to the tenth-year from drawdown date and the balance of 91% payable upon maturity on June 21, 2032
Term Loans [Member] | Loan agreement date June 14, 2021 [Member] | PLDT [Member] | Maturity On September 1, 2032 [Member] | Unsecured Term Loans [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 4,000
Issuance Date	June 14, 2021
Paid in full on	0
Outstanding Amounts	₱ 3,971
Lender(s)	RCBC
Dates Drawn	September 1, 2021
Drawn	₱ 4,000
Terms	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the eighth-year and tenth-year from drawdown date and equal amortization equivalent to 45.5% of the advance on the ninth-year and upon maturity on September 1, 2032
Term Loans [Member] | Loan agreement date June 14, 2021 [Member] | PLDT [Member] | Maturity On July 15, 2032 [Member] | Unsecured Term Loans [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,000
Issuance Date	June 14, 2021
Paid in full on	0
Outstanding Amounts	₱ 2,978
Lender(s)	RCBC
Dates Drawn	July 15, 2021
Drawn	₱ 3,000
Terms	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the eighth-year and tenth-year from drawdown date and equal amortization equivalent to 45.5% of the advance on the ninth-year and upon maturity on July 15, 2032
Term Loans [Member] | Loan agreement date September 28, 2021 [Member] | Smart [Member] | Maturity On October 15, 2031 [Member] | Unsecured Term Loans [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 1,000
Issuance Date	September 28, 2021
Paid in full on	0
Outstanding Amounts	₱ 1,000
Lender(s)	BDO
Dates Drawn	October 15, 2021
Drawn	₱ 1,000
Terms	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-year from the drawdown date and the balance of 91% payable upon maturity on October 15, 2031
Term Loans [Member] | Loan Agreement Date November 17, 2021 [Member] | Smart [Member] | Maturity On November 22, 2028 [Member] | Unsecured Term Loans [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,000
Issuance Date	November 17, 2021
Paid in full on	0
Outstanding Amounts	₱ 2,978
Lender(s)	BDO
Dates Drawn	November 22, 2021
Drawn	₱ 3,000
Terms	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the sixth-year from the drawdown date and the balance of 94% payable upon maturity on November 22, 2028
Term Loans [Member] | Loan Agreement Date November 24, 2021 [Member] | PLDT [Member] | Maturity On March 1, 2033 [Member] | Unsecured Term Loans [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 1,000
Issuance Date	November 24, 2021
Paid in full on	0
Outstanding Amounts	₱ 1,000
Lender(s)	BPI
Dates Drawn	December 1, 2021
Drawn	₱ 1,000
Terms	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the tenth-year anniversary of the drawdown date and the balance payable upon maturity on March 1, 2033
Term Loans [Member] | Loan Agreement Date November 24, 2021 [Member] | PLDT [Member] | Maturity On March 17, 2033 [Member] | Unsecured Term Loans [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,000
Issuance Date	November 24, 2021
Paid in full on	0
Outstanding Amounts	₱ 2,978
Lender(s)	BPI
Dates Drawn	December 17, 2021
Drawn	₱ 3,000
Terms	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the tenth-year anniversary of the drawdown date and the balance payable upon maturity on March 17, 2033
Term Loans [Member] | Loan Agreement Date November 24, 2021 [Member] | PLDT [Member] | Maturity On March 17, 2033 [Member] | Unsecured Term Loans [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 4,000
Issuance Date	November 24, 2021
Paid in full on	0
Outstanding Amounts	₱ 3,970
Lender(s)	BPI
Dates Drawn	December 17, 2021
Drawn	₱ 4,000
Terms	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the tenth-year anniversary of the drawdown date and the balance payable upon maturity on March 17, 2033
Term Loans [Member] | Loan Agreement Date December 10, 2021 [Member] | PLDT [Member] | Maturity On December 17, 2031 [Member] | Unsecured Term Loans [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,500
Issuance Date	December 10, 2021
Paid in full on	0
Outstanding Amounts	₱ 2,500
Lender(s)	LBP
Dates Drawn	December 17, 2021
Drawn	₱ 2,500
Terms	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the ninth-year anniversary of the drawdown date and the balance payable upon maturity on December 17, 2031
Term Loans [Member] | Loan Agreement Date December 14, 2021 [Member] | Smart [Member] | Maturity On January 21, 2030 [Member] | Unsecured Term Loans [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 3,000
Issuance Date	December 14, 2021
Paid in full on	0
Lender(s)	DBP
Dates Drawn	January 20, 2022
Drawn	₱ 3,000
Terms	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the seventh-year from the drawdown date and the balance of 93% payable upon maturity on January 21, 2030
Term Loans [Member] | Loan Agreement Date December 14, 2021 [Member] | Smart [Member] | Maturity On January 20, 2031 [Member] | Unsecured Term Loans [Member] | Philippine Peso Debts [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loan Amount	₱ 2,000
Issuance Date	December 14, 2021
Paid in full on	0
Lender(s)	DBP
Dates Drawn	January 20, 2022
Drawn	₱ 2,000
Terms	Annual amortization rate equivalent to 1% of the advance starting on the first-year up to the eight-year from the drawdown date and the balance of 92% payable upon maturity on January 20, 2031